Contingencies and commitments (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
CONTINGENCIES AND COMMITMENTS,
Standby letters of creidt issued by commercial banks in the states of Texas and Kansas	$ 145,000	$ 145,000